Supplement dated December 29, 2022 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2022 and May 1, 2022, Natixis Funds Statements of Additional Information, dated February 1, 2022, April 1, 2022, May 1, 2022 and June 1, 2022, and the Natixis ETFs Statements of Additional Information, dated May 1, 2022, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Strategic Alpha Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Strategic Income Fund
AlphaSimplex Managed Futures Strategy Fund	Mirova Global Green Bond Fund
Gateway Fund	Mirova Global Sustainable Equity Fund
Gateway Equity Call Premium Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Credit Income Fund	Natixis Oakmark Fund
Loomis Sayles Fixed Income Fund	Natixis Oakmark International Fund
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles International Growth Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2065 Fund®
Loomis Sayles Investment Grade Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Limited Term Government and Agency Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Securitized Asset Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Small Cap Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Small Cap Value Fund	Vaughan Nelson Select Fund
Loomis Sayles Small/Mid Cap Growth Fund	Vaughan Nelson Small Cap Value Fund

Effective January 1, 2023, Maureen B. Mitchell has resigned from the Audit Committee of the Trusts and has been appointed as a member of the Contract Review Committee of the Trusts, and Richard A. Goglia has resigned from the Contract Review Committee of the Trusts and has been appointed as a member of the Audit Committee of the Trusts.

Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee and Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee
Cynthia L. Walker – Chairperson	Wendell J. Knox– Chairperson
Richard A. Goglia	Edmond J. English
James P. Palermo	Martin T. Meehan
Peter J. Smail	Maureen B. Mitchell
Kirk A. Sykes

As Chairman of the Board, Mr. Sirri is an ex officio member of each Committee.

Effective January 1, 2023, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trust(s)” in the Statements of Additional Information is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board meetings or committee meetings that he attends. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates also receives a meeting attendance fee of $10,000 for each meeting of the Board that he or she attends in person and $5,000 for each meeting of the Board that he or she attends telephonically. In addition, the Chairperson of the Audit Committee, the Chairperson of the Contract Review Committee and the Chairperson of the Governance Committee, each receive an additional retainer fee at an annual rate of $20,000. Each Contract Review Committee and Audit Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each committee meeting that he or she attends. These fees are allocated among the funds in the Fund Complex based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. Trustees are reimbursed for travel expenses in connection with attendance at meetings.